Short-term Notes Payable	6 Months Ended
Jun. 30, 2011
Short-term Notes Payable [Abstract]
Short-term Notes Payable
Note 4 - Short-term Notes Payable
	June 30, 2011	December 31, 2010
Insurance note payable with interest at 4.99%, principal and interest due in monthly payments of $22,796 through May 1, 2011	$-	$91,183
Insurance note payable with interest at 4.79%, principal and interest due in monthly payments of $22,270 through May 1, 2012	222,700	-
	$222,700	$91,183